THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.

Dryden Active Allocation Fund

Jennison Equity Opportunity Fund

Jennison Growth Fund

JennisonDryden Asset Allocation Fund

JennisonDryden Conservative Allocation Fund
JennisonDryden Moderate Allocation Fund
JennisonDryden Growth Allocation Fund

Gateway Center Three, 4th Floor

Newark, NJ 07102

December 5, 2006

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	The Prudential Investment Portfolios, Inc. (the “Fund”)

(File No. 33-61997)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies (i) that its Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497 (c) would not have differed from the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 30 and (ii) that the text of Post-Effective Amendment No. 30 was filed electronically on November 30, 2006.

THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.

By: /s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary